TAX - Reconciliation of the PRC statutory corporate income tax rate to the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAX [abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates for overseas subsidiaries	(1.60%)	34.80%	(5.80%)
Changes in tax rates	9.40%	35.00%	(23.50%)
Tax credit from the government	(2.70%)	8.30%	(11.50%)
Tax reported in equity-accounted entities	(0.20%)	1.00%	(0.40%)
Tax losses previously not recognized	0.00%	5.30%	(1.90%)
Others	2.20%	2.70%	(0.10%)
Group's effective income tax rate	32.10%	112.10%	(18.20%)